UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 10-D

                         ASSET-BACKED ISSUER
         DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                 THE SECURITIES EXCHANGE ACT OF 1934

             For the reporting period related to the monthly
                distribution occurring on December 26, 2007

        Commission File Number of issuing entity:  333-131712-06

                Saxon Asset Securities Trust 2007-3
        (Exact name of issuing entity as specified in its Charter)

         Commission File Number of depositor:   333-131712

                     Saxon Asset Securities Company
         (Exact name of depositor as specified in its Charter)

                    Saxon Funding Management LLC
          (Exact name of sponsor as specified in its Charter)

                               New York
     (State or other jurisdiction of incorporation or organization of the issuing entity)

                             54-1810895
                (I.R.S. Employer Identification No.)

        Care of Deutsche Bank National Trust Company as Trustee
               1761 East St. Andrew Place, Santa Ana CA
      (Address of principal executive offices of the issuing entity)

                                92705
                              (Zip Code)

   Registrant's Telephone Number, Including Area Code:  (804) 967-7400

                                  NONE
     (Former name or former address, if changed since last report)

                Registered / reporting pursuant to (check one)
Title of Class  Section 12(b)  Section 12(g)  Section 15(d)  Name of Exchange
                                                             (if Section 12(b))
Class A-1           [ ]             [ ]             [X]        Not Applicable
Class 2-A1          [ ]             [ ]             [X]        Not Applicable
Class 2-A2          [ ]             [ ]             [X]        Not Applicable
Class 2-A3          [ ]             [ ]             [X]        Not Applicable
Class 2-A4          [ ]             [ ]             [X]        Not Applicable
Class 1-M1          [ ]             [ ]             [X]        Not Applicable
Class 2-M1          [ ]             [ ]             [X]        Not Applicable
Class 1-M2          [ ]             [ ]             [X]        Not Applicable
Class 2-M2          [ ]             [ ]             [X]        Not Applicable
Class 1-M3          [ ]             [ ]             [X]        Not Applicable
Class 2-M3          [ ]             [ ]             [X]        Not Applicable
Class 1-M4          [ ]             [ ]             [X]        Not Applicable
Class 2-M4          [ ]             [ ]             [X]        Not Applicable
Class 1-M5          [ ]             [ ]             [X]        Not Applicable
Class 2-M5          [ ]             [ ]             [X]        Not Applicable
Class 1-M6          [ ]             [ ]             [X]        Not Applicable
Class 2-M6          [ ]             [ ]             [X]        Not Applicable
Class B-1           [ ]             [ ]             [X]        Not Applicable
Class B-2           [ ]             [ ]             [X]        Not Applicable
Class B-3           [ ]             [ ]             [X]        Not Applicable

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to
such filing requirements for the past 90 days.                Yes [X] No [ ]

PART I   DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.
         See Exhibit Monthly Distribution Date Statement for the period covered herein.

PART II  OTHER INFORMATION

Item 3.  Sales of Securities and Use of Proceeds.
         None

Item 9.  Exhibits.
         Ex.1 Monthly Distribution Date Statement for the period covered herein.

                               SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

                                           Saxon Asset Securities Company
                                           (Depositor)


                                           /s/ Ernest Bretana
                                           Name: Ernest Bretana
                                           Title: Executive Vice President

     Date: January 4, 2008